Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Columbia Emerging Markets Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	2.56%	0.61%	3.10%
Columbia Emerging Markets Bond Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	7.81%	1.83%	3.86%
Columbia Emerging Markets Bond Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Average Annual Return, Percent	8.06%	1.99%	4.02%
Columbia Emerging Markets Bond Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Average Annual Return, Percent	8.01%	2.03%	4.06%
Columbia Emerging Markets Bond Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	7.29%	1.33%	3.34%
Without Sales Load [Member] | Columbia Emerging Markets Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (excluding sales charges)
Average Annual Return, Percent	7.67%	1.58%	3.60%
JPMorgan Emerging Markets Bond Index - Global [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index - Global
Average Annual Return, Percent	7.96%	1.55%	3.80%